Leases, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2023, were as follows:

(in thousands of dollars)
2024	$477
2025	487
2026	544
2027	509
Thereafter	—
Total lease payments	2,017
Less: Imputed interest	(270)
Total lease liability	1,747
Less: Current lease liability	(362)
Total non-current lease liability	$1,385